UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.7%
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 1.1%
Johnson Controls Inc., Senior Notes	3.625%	7/2/24	$1,050,000	$1,023,171
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	1,280,000	1,221,600	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	626,175	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	920,000	846,400	(a)

Total Auto Components				3,717,346

Automobiles - 2.8%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,675,193
Ford Motor Co., Senior Notes	4.750%	1/15/43	510,000	480,179
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,763,346
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	600,000	583,417
General Motors Co., Senior Notes	4.875%	10/2/23	1,670,000	1,702,042
General Motors Co., Senior Notes	6.250%	10/2/43	1,510,000	1,611,617
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,615,259
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	48,164
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	480,000	470,959

Total Automobiles				9,950,176

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	290,000	300,875
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	940,000	962,917	(a)
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	820,000	715,963	(a)

Total Hotels, Restaurants & Leisure				1,979,755

Household Durables - 0.5%
D.R. Horton Inc., Senior Notes	4.000%	2/15/20	790,000	799,875
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,000,000	987,500

Total Household Durables				1,787,375

Media - 3.4%
21st Century Fox America Inc., Senior Bonds	8.500%	2/23/25	1,850,000	2,424,936
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	1,880,000	1,901,635	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	1,649,000	2,302,868
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	98,829
COX Communications Inc., Senior Bonds	6.450%	12/1/36	300,000	307,566	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	360,000	306,675
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	233,352
Time Warner Cable Inc., Debentures	7.300%	7/1/38	730,000	766,750
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	830,000	817,865
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	170,000	162,327
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	340,000	305,502
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	700,000	813,906
UBM PLC, Notes	5.750%	11/3/20	1,300,000	1,420,914	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	200,000	175,201

Total Media				12,038,326

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	760,000	816,738

Specialty Retail - 0.0%
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	19,870

TOTAL CONSUMER DISCRETIONARY				30,309,586

CONSUMER STAPLES - 6.1%
Beverages - 0.8%
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,010,000	1,008,737
JB y Compania SA de CV, Senior Notes	3.750%	5/13/25	530,000	510,109	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	240,000	238,856
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	374,262
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	833,412	(a)

Total Beverages				2,965,376

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 1.2%
CVS Health Corp., Senior Notes	4.125%	5/15/21	$20,000	$21,435
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,061,265
CVS Health Corp., Senior Notes	3.875%	7/20/25	60,000	61,972
CVS Health Corp., Senior Notes	4.875%	7/20/35	510,000	536,818
CVS Health Corp., Senior Notes	5.125%	7/20/45	850,000	917,283
Kroger Co., Senior Notes	4.000%	2/1/24	290,000	303,273
Kroger Co., Senior Notes	8.000%	9/15/29	1,000,000	1,376,787

Total Food & Staples Retailing				4,278,833

Food Products - 0.9%
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	170,000	173,698
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	250,000	257,370
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	50,000	53,412	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	190,000	199,092	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	63,081	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	990,000	1,052,498	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	370,000	384,079
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	630,000	642,891
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	200,000	208,549	(a)

Total Food Products				3,034,670

Tobacco - 3.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,796,181
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	459,909
Altria Group Inc., Senior Notes	10.200%	2/6/39	90,000	145,900
Altria Group Inc., Senior Notes	5.375%	1/31/44	440,000	480,150
Philip Morris International Inc., Senior Notes	2.625%	3/6/23	460,000	449,153
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	910,000	914,559
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,230,000	1,457,735	(a)
Reynolds American Inc., Senior Notes	6.875%	5/1/20	150,000	175,843	(a)
Reynolds American Inc., Senior Notes	3.250%	6/12/20	340,000	350,080
Reynolds American Inc., Senior Notes	3.250%	11/1/22	850,000	846,992
Reynolds American Inc., Senior Notes	4.450%	6/12/25	440,000	461,284
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,186,260	(a)
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,040,000	1,001,645
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,330,000	1,485,182

Total Tobacco				11,210,873

TOTAL CONSUMER STAPLES				21,489,752

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	420,000	431,891
Cameron International Corp., Senior Notes	4.000%	12/15/23	540,000	555,217
Ensco PLC, Senior Notes	4.700%	3/15/21	600,000	505,841
Ensco PLC, Senior Notes	5.200%	3/15/25	1,340,000	1,021,612
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	421,426
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	219,654

Total Energy Equipment & Services				3,155,641

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	281,308
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	220,384
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	969,063
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	562,428
Columbia Pipeline Group Inc., Senior Notes	4.500%	6/1/25	830,000	807,246	(a)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	980,000	686,000	(a)
Continental Resources Inc., Senior Notes	5.000%	9/15/22	50,000	43,813
Devon Energy Corp., Senior Notes	5.600%	7/15/41	110,000	106,634
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	709,291

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	$585,000	$717,521
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	541,725
Ecopetrol SA, Senior Notes	5.875%	5/28/45	369,000	283,207
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	189,000	170,928
GS Caltex Corp., Senior Notes	3.000%	6/18/19	1,120,000	1,126,301	(a)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	470,000	392,450	(a)
Hess Corp., Notes	7.875%	10/1/29	107,000	126,601
Kerr-McGee Corp., Notes	6.950%	7/1/24	376,000	440,901
Lukoil International Finance BV, Senior Notes	3.416%	4/24/18	430,000	414,352	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	929,505
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,450,000	768,500	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	169,400
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	70,000	62,125
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	990,000	999,138
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	1,801,117
Range Resources Corp., Senior Notes	4.875%	5/15/25	700,000	626,500	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,836,915
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,164,981
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	364,000	370,293
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	651,312

Total Oil, Gas & Consumable Fuels				17,979,939

TOTAL ENERGY				21,135,580

FINANCIALS - 38.7%
Banks - 21.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	700,000	696,399	(a)
Banco Latinoamericano de Comercio Exterior SA, Senior Notes	3.250%	5/7/20	990,000	985,050	(a)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	1,560,000	1,522,950	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,840,000	1,800,900	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,780,000	1,817,825	(b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,040,000	3,213,733
Bank of America Corp., Senior Notes	4.875%	4/1/44	3,060,000	3,188,878
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	510,573
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,240,000	1,217,614
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	690,000	683,634
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,410,000	1,850,390	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,650,000	1,852,125
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	400,000	417,699	(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,050,000	1,057,875	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	900,000	879,927	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,201,441	(a)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	790,000	761,086	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,500,000	1,415,625	(b)(c)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	341,691
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,710,000	5,352,154
Citigroup Inc., Senior Notes	5.875%	1/30/42	80,000	93,366
Citigroup Inc., Senior Notes	4.650%	7/30/45	250,000	250,364
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	970,000	966,991
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	71,156
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,890,000	2,322,470
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	230,000	240,212
Compass Bank, Subordinated Notes	3.875%	4/10/25	600,000	560,411
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	2,390,000	2,626,911
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.250%	8/4/45	1,270,000	1,290,089
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	630,000	718,326	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	1,090,000	1,054,276	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	$3,560,000	$3,408,700	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,450,000	1,386,563	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,110,000	1,095,972
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	950,000	967,475
Intesa Sanpaolo SpA, Senior Bonds	5.250%	1/12/24	830,000	887,647
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	691,965	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	2,000,000	1,878,400	(a)
JPMorgan Chase & Co., Senior Notes	4.850%	2/1/44	720,000	754,742
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	430,000	429,238
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	1,190,000	1,314,184
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,800,000	1,812,409
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	2,521,000	2,539,908	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	3,227,000	3,472,891
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	1,610,000	1,917,557
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	1,350,000	1,358,782
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	590,000	586,213	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,670,000	1,661,939	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	458,146	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,350,000	1,307,919	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	630,000	628,243	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/2/15	3,210,000	3,149,973	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	2,010,000	2,030,365
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,500,000	1,530,827
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,270,000	1,401,849

Total Banks				77,634,048

Capital Markets - 4.2%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	3,550,000	3,339,041	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,610,000	2,567,564	(a)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	2,490,000	2,541,035
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	96,667
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,349,783
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,840,000	1,797,822	(a)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	380,000	382,781
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	2,900,000	2,833,416	(a)

Total Capital Markets				14,908,109

Consumer Finance - 1.0%
Synchrony Financial, Senior Notes	4.250%	8/15/24	2,860,000	2,854,560
Synchrony Financial, Senior Notes	4.500%	7/23/25	750,000	757,330

Total Consumer Finance				3,611,890

Diversified Financial Services - 5.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,107,900
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	700,000	709,625	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	41,000	44,434
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	971,145	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	730,000	689,919	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	990,000	1,045,335	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	3,300,000	3,743,533
General Electric Capital Corp., Medium-Term Notes	6.750%	3/15/32	5,000	6,782
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,310,000	1,837,840
General Electric Capital Corp., Senior Notes	4.625%	1/30/43	560,000	551,678	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
General Electric Capital Corp., Senior Notes, Medium-Term Notes	6.150%	8/7/37	$50,000	$65,278
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	1,650,000	1,899,356
ILFC E-Capital Trust I, Junior Subordinated Notes	4.570%	12/21/65	1,050,000	963,375	(a)(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	1,703,000	1,583,790	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	3,053,648	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	850,000	983,966

Total Diversified Financial Services				20,257,604

Insurance - 4.9%
AIA Group Ltd., Senior Notes	3.200%	3/11/25	1,000,000	962,464	(a)
AIA Group Ltd., Senior Notes	4.875%	3/11/44	1,750,000	1,887,821	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	771,000	863,520	(b)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	580,000	633,650
American International Group Inc., Senior Notes	4.500%	7/16/44	310,000	305,604
Aon PLC, Senior Notes	4.750%	5/15/45	200,000	196,629
AXA SA, Subordinated Bonds	8.600%	12/15/30	1,630,000	2,219,864
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	1,010,778
Genworth Holdings Inc., Senior Notes	4.800%	2/15/24	1,000,000	752,500
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	1,800,000	2,215,388	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,552,000	1,695,560
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	114,008
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,710,000	1,763,190	(a)
TIAA Asset Management Finance LLC, Senior Notes	2.950%	11/1/19	1,580,000	1,603,492	(a)
TIAA Asset Management Finance LLC, Senior Notes	4.125%	11/1/24	1,100,000	1,123,422	(a)

Total Insurance				17,347,890

Real Estate Investment Trusts (REITs) - 0.3%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	320,000	275,200
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	958,633	(a)

Total Real Estate Investment Trusts (REITs)				1,233,833

Real Estate Management & Development - 0.4%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	150,000	133,875	(a)
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,110,267

Total Real Estate Management & Development				1,244,142

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,060,000	999,050	(a)

TOTAL FINANCIALS				137,236,566

HEALTH CARE - 8.8%
Biotechnology - 3.6%
AbbVie Inc., Senior Notes	4.400%	11/6/42	110,000	100,897
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	1,960,000	1,898,064
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	1,180,000	1,149,381
Amgen Inc., Senior Notes	3.625%	5/22/24	860,000	864,070
Amgen Inc., Senior Notes	5.375%	5/15/43	390,000	417,331
Amgen Inc., Senior Notes	4.400%	5/1/45	830,000	765,103
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	376,154
Celgene Corp., Senior Notes	3.625%	5/15/24	950,000	947,615
Celgene Corp., Senior Notes	3.875%	8/15/25	930,000	932,067
Celgene Corp., Senior Notes	5.000%	8/15/45	1,020,000	1,015,634
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,710,000	1,751,642
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	540,000	543,200
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	192,345
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	520,000	524,239
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	760,000	732,141
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	730,000	735,121

Total Biotechnology				12,945,004

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	$500,000	$517,298
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	280,000	281,336
Medtronic Inc., Senior Notes	3.500%	3/15/25	2,020,000	2,063,573
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	320,786

Total Health Care Equipment & Supplies				3,182,993

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp., Senior Bonds	3.400%	5/15/24	570,000	568,544
Anthem Inc., Senior Notes	5.100%	1/15/44	150,000	156,495
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	93,169
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	500,000	501,250	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	650,000	645,125	(a)
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	473,708
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,009,318
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	1,740,000	1,829,175
UnitedHealth Group Inc., Senior Notes	3.950%	10/15/42	370,000	349,449
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,820,000	1,925,904
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,360,000	1,281,800

Total Health Care Providers & Services				8,833,937

Pharmaceuticals - 1.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,340,000	1,236,737
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	290,000	264,302
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	251,477
Baxalta Inc., Senior Notes	5.250%	6/23/45	840,000	849,752	(a)
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	320,000	312,000
Perrigo Finance PLC, Senior Notes	3.500%	12/15/21	1,170,000	1,156,744
Pfizer Inc., Senior Notes	4.400%	5/15/44	970,000	976,871
Wyeth LLC, Notes	5.950%	4/1/37	260,000	313,004
Zoetis Inc., Senior Notes	3.250%	2/1/23	410,000	394,402
Zoetis Inc., Senior Notes	4.700%	2/1/43	550,000	494,590

Total Pharmaceuticals				6,249,879

TOTAL HEALTH CARE				31,211,813

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.2%
Exelis Inc., Senior Notes	5.550%	10/1/21	720,000	800,739
Rockwell Collins Inc., Senior Notes	3.700%	12/15/23	400,000	419,852
Textron Inc., Senior Notes	3.875%	3/1/25	2,850,000	2,863,204

Total Aerospace & Defense				4,083,795

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	220,000	285,056

Airlines - 2.0%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,890,000	1,970,136	(a)
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	791,739	792,729
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	400,000	393,500
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	820,820	838,263	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	310,000	304,342
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	436,596	482,984

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	$389,226	$419,372
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	528,360	583,838
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	203,392	236,189
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	673,132	690,802
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	520,000	518,050

Total Airlines				7,230,205

Commercial Services & Supplies - 0.4%
Republic Services Inc., Senior Notes	5.000%	3/1/20	520,000	574,086
Waste Management Inc., Senior Notes	3.500%	5/15/24	400,000	406,516
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	410,879

Total Commercial Services & Supplies				1,391,481

Electrical Equipment - 0.6%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,036,928

Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	4.500%	3/11/44	810,000	841,443

Road & Rail - 1.6%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	360,000	354,508
Burlington Northern Santa Fe LLC, Senior Notes	3.750%	4/1/24	750,000	774,273
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	1,780,000	1,732,193
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	610,000	635,322
CSX Corp., Senior Notes	4.750%	5/30/42	1,260,000	1,253,498
CSX Corp., Senior Notes	3.950%	5/1/50	200,000	173,805
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	280,000	253,400	(a)
Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	490,378

Total Road & Rail				5,667,377

Trading Companies & Distributors - 0.4%
BOC Aviation Pte Ltd., Senior Notes	3.000%	3/30/20	1,430,000	1,419,760	(a)

Transportation - 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Notes	3.375%	2/1/22	470,000	459,998	(a)

TOTAL INDUSTRIALS				23,416,043

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.9%
Harris Corp., Senior Notes	4.854%	4/27/35	1,520,000	1,471,635
Harris Corp., Senior Notes	5.054%	4/27/45	380,000	368,152
QUALCOMM Inc., Senior Notes	3.450%	5/20/25	1,630,000	1,541,031

Total Communications Equipment				3,380,818

Electronic Equipment, Instruments & Components - 0.7%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,320,000	2,360,600

IT Services - 0.4%
Hewlett-Packard Enterprise Co., Senior Notes	4.900%	10/15/25	1,600,000	1,595,600	(a)

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	900,000	916,255

TOTAL INFORMATION TECHNOLOGY				8,253,273

MATERIALS - 3.6%
Chemicals - 0.0%
Potash Corp. of Saskatchewan Inc., Senior Notes	3.625%	3/15/24	140,000	139,142

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 3.4%
Alcoa Inc., Senior Notes	5.125%	10/1/24	$880,000	$842,600
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	570,000	521,407
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	280,000	248,167
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,680,000	1,634,450
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	710,689
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	100,000	78,500
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	20,000	15,100
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	510,000	509,497	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	970,000	872,937	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,200,000	1,023,777	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	750,000	637,500	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	140,000	107,800	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	342,670
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	361,076
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,810,000	1,669,801	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	750,000	547,378	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	1,960,000	1,754,359

Total Metals & Mining				11,877,708

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	850,000	820,250

TOTAL MATERIALS				12,837,100

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.2%
AT&T Inc., Senior Notes	3.875%	8/15/21	470,000	488,769
AT&T Inc., Senior Notes	3.400%	5/15/25	1,190,000	1,138,147
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,027,823
AT&T Inc., Senior Notes	5.550%	8/15/41	280,000	285,111
AT&T Inc., Senior Notes	4.750%	5/15/46	1,340,000	1,232,577
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	400,000	429,701	(a)
British Telecommunications PLC, Bonds	9.625%	12/15/30	545,000	814,584
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	210,000	203,700	(a)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	930,000	855,070	(a)
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,291,000	3,780,658
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	780,000	709,688
Verizon Communications Inc., Senior Notes	4.750%	11/1/41	4,240,000	3,966,019

Total Diversified Telecommunication Services				14,931,847

Wireless Telecommunication Services - 0.1%
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	260,000	337,908

TOTAL TELECOMMUNICATION SERVICES				15,269,755

UTILITIES - 3.7%
Electric Utilities - 3.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,316,942
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,613,909
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	396,860	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,092,108
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,574,049
Exelon Corp., Senior Notes	3.950%	6/15/25	1,200,000	1,213,560
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,379,299
Indianapolis Power & Light Co., Senior Secured Bonds	4.700%	9/1/45	710,000	729,913	(a)
Pacific Gas & Electric Co., Senior Notes	3.250%	6/15/23	750,000	756,296
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,031,229

Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	557,663
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	517,354	(a)

Total Electric Utilities				12,179,182

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 0.3%
DTE Energy Co., Senior Notes	3.300%	6/15/22	$1,070,000	$1,096,516	(a)

TOTAL UTILITIES				13,275,698

TOTAL CORPORATE BONDS & NOTES (Cost - $311,924,604)				314,435,166

ASSET-BACKED SECURITIES - 1.5%
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.734%	12/25/34	1,566,094	1,494,337	(b)
Dryden Senior Loan Fund, 2014-31A C	3.137%	4/18/26	250,000	250,004	(a)(b)
GoldenTree Loan Opportunities Ltd., 2015-10A D	3.668%	7/20/27	500,000	475,593	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.044%	10/23/25	400,000	392,869	(a)(b)
Morgan Stanley Capital Inc., 2005-WMC2 M2	0.839%	2/25/35	825,185	810,351	(b)
Regatta IV Funding Ltd., 2014-1A D	3.795%	7/25/26	500,000	463,018	(a)(b)
SLM Student Loan Trust, 2011-A A3	2.707%	1/15/43	1,410,000	1,492,240	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,261,650)				5,378,412

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	630,432	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C	2.790%	4/8/31	1,190,000	1,190,943	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	3.844%	4/8/31	350,000	350,371	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.949%	8/10/48	100,000	79,573	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	763,595	(a)
Connecticut Avenue Securities, 2014-C01 M2	4.594%	1/25/24	2,180,000	2,203,436	(b)
Connecticut Avenue Securities, 2015-C03 1M2	5.194%	7/25/25	950,000	948,400	(a)(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.494%	1/25/36	2,112,822	1,806,472	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.273%	8/15/48	440,000	359,896	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.773%	8/15/48	900,000	643,860	(a)(b)
Morgan Stanley Capital I Trust, 2006-IQ11 AJ	5.894%	10/15/42	780,000	795,579	(b)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,595,447	1,507,600
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.944%	10/25/24	760,000	769,462	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,674,808	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	621,756	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.620%	12/15/47	300,000	255,480	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,859,952)				14,601,663

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) (Cost - $7,882)	2.314%	9/1/24	7,878	8,005	(b)

MUNICIPAL BONDS - 1.3%
Alabama - 0.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.000%	10/1/42	530,000	592,969

California - 0.4%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	831,906
University of California Revenue, Taxable	4.062%	5/15/33	550,000	551,837

Total California				1,383,743

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	$445,000	$461,274
Illinois State, GO, Taxable	5.650%	12/1/38	670,000	634,979

Total Illinois				1,096,253

New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	840,678

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	633,231

TOTAL MUNICIPAL BONDS (Cost - $4,271,719)				4,546,874

SENIOR LOANS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Multiline Retail - 0.4%
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	509,620	510,733	(e)(f)
Dollar Tree Inc., Term Loan B2	4.250%	7/6/22	990,000	992,094	(e)(f)

TOTAL SENIOR LOANS (Cost - $1,502,805)				1,502,827

SOVEREIGN BONDS - 0.9%
Brazil - 0.2%
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	620,000	543,275

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000	770,800

Panama - 0.2%
Republic of Panama, Senior Bonds	4.300%	4/29/53	900,000	767,250

Turkey - 0.3%
Republic of Turkey, Senior Notes	4.875%	4/16/43	680,000	568,650
Republic of Turkey, Senior Bonds	4.250%	4/14/26	500,000	455,938

Total Turkey				1,024,588

TOTAL SOVEREIGN BONDS (Cost - $3,533,288)				3,105,913

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
U.S. Treasury Bonds (Cost - $2,351,260)	3.000%	5/15/45	2,290,000	2,344,090

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Allergan PLC (Cost - $1,015,500)	5.500%		1,000	943,460

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Consumer Finance - 0.6%
GMAC Capital Trust I	8.125%		80,411	2,052,893	(b)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		15,675	389,426	(b)

TOTAL PREFERRED STOCKS (Cost - $2,238,196)				2,442,319

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $346,966,856)				349,308,729

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
State Street Bank & Trust Co., repurchase agreement dated 9/30/15; Proceeds at maturity - $1,595,000; (Fully collateralized by U.S. government obligations, 3.125% due 5/15/21; Market value - $1,632,249) (Cost - $1,595,000)	0.000%	10/1/15	$1,595,000	$1,595,000

TOTAL INVESTMENTS - 99.0% (Cost - $348,561,856#)				350,903,729
Other Assets in Excess of Liabilities - 1.0%				3,575,040

TOTAL NET ASSETS - 100.0%				$354,478,769

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$314,435,166	—	$314,435,166
Asset-backed securities	—	5,378,412	—	5,378,412
Collateralized mortgage obligations	—	14,601,663	—	14,601,663
Mortgage-backed securities	—	8,005	—	8,005
Municipal bonds	—	4,546,874	—	4,546,874
Senior loans	—	1,502,827	—	1,502,827
Sovereign bonds	—	3,105,913	—	3,105,913
U.S. government & agency obligations	—	2,344,090	—	2,344,090
Convertible preferred stocks	$943,460	—	—	943,460
Preferred stocks	2,052,893	389,426	—	2,442,319

Total long-term investments	$2,996,353	$346,312,376	—	$349,308,729

Short-term investments†	—	1,595,000	—	1,595,000

Total investments	$2,996,353	$347,907,376	—	$350,903,729

Other financial instruments:
Futures contracts	$553,266	—	—	$553,266
Forward foreign currency contracts	—	$150,487	—	150,487
Centrally cleared interest rate swaps	—	57,875	—	57,875
OTC credit default swaps on corporate issues - sell protection‡	—	10,906	—	10,906

Total other financial instruments	$553,266	$219,268	—	$772,534

Total	$3,549,619	$348,126,644	—	$351,676,263

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$376,467	—	—	$376,467
Forward foreign currency contracts	—	$200,642	—	200,642
OTC credit default swaps on corporate issues - buy protection‡	—	95,626	—	95,626
OTC credit default swaps on corporate issues - sell protection‡	—	210,060	—	210,060

Total	$376,467	$506,328	—	$882,795

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,262,647
Gross unrealized depreciation	(9,920,774)

Net unrealized appreciation	$2,341,873

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	362	12/15	$79,232,286	$79,289,313	$57,027
U.S. Treasury 5-Year Notes	221	12/15	26,542,273	26,633,953	91,680

					148,707

Contracts to Sell:
U.S. Treasury 10-Year Notes	396	12/15	50,602,346	50,978,813	(376,467)
U.S. Treasury Long-Term Bonds	194	12/15	30,668,800	30,524,688	144,112
U.S. Treasury Ultra Long-Term Bonds	79	12/15	12,932,541	12,672,094	260,447

					28,092

Net unrealized appreciation on open futures contracts					$176,799

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,910,000	USD	2,127,138	Bank of America N.A.	10/16/15	$7,533
USD	3,875,654	EUR	3,510,000	Bank of America N.A.	10/16/15	(47,224)
USD	1,870,546	EUR	1,610,000	Bank of America N.A.	10/16/15	71,163
USD	1,818,216	EUR	1,603,973	Bank of America N.A.	10/16/15	25,569
USD	1,884,848	JPY	222,970,000	Bank of America N.A.	10/16/15	25,924
INR	363,200,000	USD	5,652,918	Citibank N.A.	10/16/15	(130,717)
USD	1,731,977	EUR	1,570,000	Citibank N.A.	10/16/15	(22,701)
USD	5,542,500	INR	363,200,000	Citibank N.A.	10/16/15	20,298

Total						$(50,155)

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
USD	— United States Dollar

At September 30, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR	$(17,603)	$57,875

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Loews Corp., 6.000%, due 2/1/35)	$1,500,000	3/20/20	0.40%	1.000% quarterly	$(39,476)	$(33,532)	$(5,944)
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	960,000	3/20/18	0.26%	1.000% quarterly	(17,457)	(9,696)	(7,761)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.24%	1.000% quarterly	(38,693)	(27,199)	(11,494)

Total	$3,935,887				$(95,626)	$(70,427)	$(25,199)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (MetLife Inc., 4.750%, due 2/8/21)	$1,500,000	3/20/20	0.83%	1.000% quarterly	$10,906	$19,164	$(8,258)
Citigroup Capital Markets Inc. (Apache Corp., 7.000%, due 2/1/18)	2,310,000	6/20/20	1.76%	1.000% quarterly	(78,372)	—	(78,372)
Credit Suisse (Alcoa Inc., 5.720%, due 2/23/19)	1,500,000	6/20/20	3.03%	1.000% quarterly	(131,688)	(49,683)	(82,005)

Total	$5,310,000				$(199,154)	$(30,519)	$(168,635)

†	Percentage shown is an annual percentage rate.

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015